(John Hancock International Core Fund - Classes A, B, C, I, R1, R2, R3, R4, R5 and R6) | (International Core Fund)
INVESTMENT OBJECTIVE
To seek high total return.
FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 25 to 27 of this prospectus under "Sales charge reductions and waivers" or pages 105 to 109 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees - - (International Core Fund) - USD ($)	Class A		Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	5.00%		none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	5.00%	1.00%	none	none	none	none	none	none	none
Small account fee (for fund account balances under $1,000) ($)	$ 20		$ 20	$ 20	none	none	none	none	none	none	none
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - (International Core Fund)		Class A		Class B	Class C	Class I	Class R1	Class R2		Class R3		Class R4		Class R5		Class R6
Management fee		0.87%		0.87%	0.87%	0.87%	0.87%	0.87%		0.87%		0.87%		0.87%		0.87%
Distribution and service (Rule 12b-1) fees		0.30%		1.00%	1.00%	none	0.50%	0.25%		0.50%		0.25%		none		none
Service plan fee	[1]	none		none	none	none	0.25%	0.25%	[2]	0.15%	[2]	0.10%		0.05%	[2]	none
Additional other expenses	[1]	0.22%		0.22%	0.22%	0.20%	0.11%	0.11%		0.11%		0.11%		0.11%		0.11%
Total other expenses	[1]	0.22%		0.22%	0.22%	0.20%	0.36%	0.36%		0.26%		0.21%		0.16%		0.11%
Total annual fund operating expenses		1.39%		2.09%	2.09%	1.07%	1.73%	1.48%		1.63%		1.33%		1.03%		0.98%
Contractual expense reimbursement		(0.01%)	[3]	none	none	none	none	none		none		(0.10%)	[4]	none		(0.02%)	[3]
Total annual fund operating expenses after expense reimbursements		1.38%		2.09%	2.09%	1.07%	1.73%	1.48%		1.63%		1.23%		1.03%		0.96%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Service plan fee" has been restated to reflect maximum allowable fees.
[3]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of Class A shares exceed 1.38% of average annual net assets (on an annualized basis) attributable to the class. For purposes of this agreement, "expenses of Class A shares" means all class expenses (including fund expenses attributable to the class), excluding (a) taxes; (b) portfolio brokerage commissions; (c) interest; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (e) acquired fund fees and expenses paid indirectly; and (f) short dividend expense. The advisor also contractually agrees to waive and/or reimburse all class-specific expenses for Class R6 shares to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to the class. Each agreement expires on August 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[4]	The distributor contractually agrees to waive and limit its Rule 12b-1 fees for Class R4 shares to the extent necessary to achieve aggregate fees of 0.15%. This agreement expires on August 31, 2017, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example - (International Core Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	633	917	1,222	2,084
Class B	712	955	1,324	2,242
Class C	312	655	1,124	2,421
Class I	109	340	590	1,306
Class R1	176	545	939	2,041
Class R2	151	468	808	1,768
Class R3	166	514	887	1,933
Class R4	125	412	719	1,593
Class R5	105	328	569	1,259
Class R6	98	310	540	1,200

Not Sold
Expense Example, No Redemption - (International Core Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class B	212	655	1,124	2,242
Class C	212	655	1,124	2,421

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 70% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The manager seeks to achieve the fund's investment objective by investing the fund's portfolio primarily in non-U.S. developed-market equities that the manager believes will provide a higher return than the MSCI EAFE Index. Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The terms "equities" and "equity investments" refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The manager determines which securities the fund should buy or sell based on its evaluation of companies' published financial information and corporate behavior, securities' prices, equity and bond markets, and the overall economy. The manager does not manage the fund to, or control the fund's risk relative to, any securities index or securities benchmark. In selecting securities for the fund, the manager uses a combination of investment methods to identify securities that the manager believes have positive return potential relative to other securities in the fund's investment universe. The manager also uses multi-year return forecasts for asset classes and other groups of securities as an input to the investment process, and may adjust the fund's portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency.

As a substitute for direct investments in equities, the manager may use exchange-traded and over-the-counter derivatives. The manager also may use derivatives and exchange-traded funds: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of the fund's investment exposure. Derivatives used may include futures, options, foreign currency forward contracts, and swap contracts.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Convertible securities risk. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, options, and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Preferred stock risk. Preferred stock generally ranks senior to common stock with respect to dividends and liquidation but ranks junior to debt securities. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock may be subject to optional or mandatory redemption provisions.

Real estate investment trust risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A, Class B and Class C), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I and Class R suite).

A note on performance

Class A, Class B, Class C, Class I, and Class R1 shares of the fund commenced operations on June 12, 2006; Class R3, Class R4, and Class R5 shares commenced operations on May 22, 2009; Class R6 shares commenced operations on September 1, 2011; and Class R2 shares commenced operations on March 1, 2012. Class III shares of GMO International Disciplined Equity Fund (the predecessor fund) commenced operations on September 16, 2005. Returns prior to the commencement date of Class A, Class B, Class C, Class I, and Class R1 shares are those of the predecessor fund's Class III shares that have been recalculated to apply the gross fees and expenses of Class A, Class B, Class C, Class I, and Class R1 shares, as applicable. Returns prior to the commencement date of Class R2, Class R3, Class R4, Class R5, and Class R6 shares are those of the predecessor fund's Class III shares (through June 12, 2006) and the fund's Class A shares (after June 12, 2006) that, in each case, have been recalculated to apply the gross fees and expenses of Class R2, Class R3, Class R4, Class R5, and Class R6 shares, as applicable. Returns for Class R2, Class R3, Class R4, Class R5, and Class R6 shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)

Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –2.29%. Best quarter: Q2 '09, 20.69% Worst quarter: Q3 '11, –19.65%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (International Core Fund) -	1 Year	5 Years	10 Years
Class A	(9.74%)	1.31%	1.43%
Class A | after tax on distributions	(10.00%)	0.82%	0.73%
Class A | after tax on distributions, with sale	(5.12%)	1.12%	1.22%
Class B	(10.39%)	1.20%	1.20%
Class C	(6.61%)	1.58%	1.21%
Class I	(4.67%)	2.74%	2.39%
Class R1	(5.35%)	1.98%	1.65%
Class R2	(5.12%)	1.94%	1.13%
Class R3	(5.25%)	2.08%	(2.34%)
Class R4	(4.91%)	2.45%	(2.02%)
Class R5	(4.69%)	2.69%	(1.75%)
Class R6	(4.55%)	2.83%	2.54%
MSCI EAFE Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	(0.39%)	4.07%	3.50%